[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
COLONIAL INVESTMENT GRADE MUNICIPAL TRUST    Annual Report
--------------------------------------------------------------------------------

December 31, 1997

--------------------------------------------------------------------------------
              COLONIAL INVESTMENT GRADE MUNICIPAL TRUST HIGHLIGHTS

                       JANUARY 1, 1997 - DECEMBER 31, 1997

Investment Objective: Seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds.

The Fund is Designed to Offer:
  o Tax-free income
  o Professional management
  o Expert credit analysis

Portfolio Manager Commentary: "Despite declining interest rates, after-tax yields for municipal bonds have been quite attractive, especially in a period of low inflation. The number of new municipal bond issues increased somewhat toward the end of the year, providing the Fund with more opportunities to seek value for shareholders."
                                -- William Loring

              Colonial Investment Grade Municipal Trust Performance
--------------------------------------------------------------------------------
Distributions declared per share(1)           $0.635
--------------------------------------------------------------------------------
                                        NAV            Market Price
12-month total return, assuming
reinvestment of all distributions      11.61%            10.76%
--------------------------------------------------------------------------------
Price per share                       $11.43            $10.56

(1) A portion of the Trust's income may be subject to the alternative minimum tax.

The Trust may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Trust's ordinary income which will be taxable when distributed.

Top Five Sectors (as of 12/31/97)

General Obligation .........  14.7%
Housing ....................  11.2%
Turnpike ...................  10.8%
Special Non-property Tax ...   7.8%
State Appropriated .........   7.6%

[The below percentages are represented by a pie-chart.]

Quality Breakdown
(as of 12/31/97)

[GRAPHIC OMITTED]

Non-rated:                    15.6%
AAA:                          53.2%
Short-term obligations         0.5%
BBB:                          13.4%
A:                             9.1%
AA:                            8.2%

Sector and quality breakdowns are calculated as a percent of total investments, including short-term obligations. Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality weightings or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications
(SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

[PHOTO]

I am pleased to present the annual report for Colonial Investment Grade Municipal Trust. This report reflects on the investment environment for the 12 months ended December 31, 1997 and on the performance of your Fund.

The year just ended saw continued strong economic growth in the United States, reflected by record highs in the stock market and the lowest unemployment rate in a generation. In the first half of the year, concerns that this growth would lead to renewed inflation led the Federal Reserve Board to raise short-term interest rates. Inflation remained under control, and interest rates declined through the second half of 1997, fueling a rally in the bond market. Our economic expectations for 1998 include slowing economic growth and continued subdued inflation.

Municipal bonds outperformed Treasurys during the first half of the year due to short supply and strong retail demand. Supply increased later in the year due to the usual seasonal surge and an increased number of refundings brought on by lower interest rates. This caused the tax-exempt sector to fall behind Treasurys, but the relatively attractive yields offered by the new issues positioned the market for positive performance once the supply was absorbed.


Yield spreads between high and low quality bonds tightened as the year progressed. That meant investors were not being rewarded for taking on the additional risk associated with lower quality, non-rated issues. These bonds also remained in short supply for most of the year, resulting in higher prices. Even when the supply increased at the end of the year, the price of lower quality bonds kept rising as investors increasingly "reached" for yield.


Municipal bond funds such as Colonial Investment Grade Municipal Trust offer investors a number of attractive benefits including tax-exempt income that compares favorably to inflation, and diversification of your fixed-income portfolio.

We look forward to updating you on the Fund's performance six months from now, in the semiannual report.

Respectfully,


/s/ Harold W. Cogger

Harold W. Cogger
President
February 9, 1998

Because market conditions change frequently, there can be no assurance that the trends described herein will continue.
--------------------------------------------------------------------------------

                              INVESTMENT PORTFOLIO

                        DECEMBER 31, 1997 (IN THOUSANDS)

MUNICIPAL BONDS - 97.8%                                       PAR        VALUE
--------------------------------------------------------------------------------
EDUCATION - 2.5%
 Education - 1.2%
 CA State Educational Facilities
  Authority, Santa Clara University,
  Series 1996,
                          5.000% 09/01/15 (a)            $   1,050    $   1,047

 MN University of Minnesota,
  Series 1996 A,
                          5.750% 07/01/14                      500          549
                                                                       ---------
                                                                          1,596
                                                                       ---------

 Student Loan - 1.3%
 NE Higher Educational Loan Program,
  Series 1993 A A-6,
                          6.450% 06/01/18                    1,500        1,650
                                                                       ---------

 ...............................................................................
HEALTHCARE - 14.4%
 Hospital - 6.8%
 AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare,
  Series 1989,
                         11.000% 10/01/19                      945          964

 FL Orange County Health Facilities Authority,
  Orlando Regional Healthcare System,
  Series 1996 C,
                          6.250% 10/01/13                    2,460        2,826

 IL Health Facility Authority,
  Series 1992 B, RIB (variable rate),
                          9.365% 05/01/21                      700          831

 NH Higher Educational and Health Facilities
  Catholic Medical Center, Series 1989,
                          6.000% 07/01/17                    2,500        2,550

 TN Metropolitan Government,
  Nashville & Davidson Counties,
  Meharry Medical College,
  Series 1996,
                          6.000% 12/01/16                    1,575        1,780
                                                                       ---------
                                                                          8,951
                                                                       ---------

 Intermediate Care Facilities - 2.0%
 IN Wabash First Mortgage,
  Hoosier Care, Inc.,
  Series 1989-A,
                          9.750% 08/01/19                    1,440        1,541

                         Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------

 TN Shelby County, Health, Education,
  & Housing Facilities Board, Open Arms
  Development Center:
   Series 1992-A,
                          9.750% 08/01/19                  $   465      $   553
   Series 1992-C,
                          9.750% 08/01/19
                                                               465          553
                                                                       ---------
                                                                          2,647
                                                                       ---------

 Nursing Home - 5.6%
 CO Health Care Facilities Authority,
  Pioneer Health Care,  Series 1989,
                         10.500% 05/01/19                    1,710        1,772

 DE State Economic Development Authority,
  Churchman Village Project,
  Series A,
                         10.000% 03/01/21                      990        1,203

 FL Broward County,
  Beverly Enterprises, Inc.,
                          9.800% 11/01/10                      265          294

 FL Escambia County,
  Beverly Enterprises-Florida, Inc.,
  Series 1985,
                          9.800% 06/01/11                      190          209

 FL Leon County,
  Beverly Enterprises, Inc.,
  Series 1985,
                          9.800% 06/01/11                       15           17

 KY Jefferson County Health Facilities,
  Beverly Enterprises, Inc.,
  Series 1985-B,
                          9.750% 08/01/07                      710          764

 PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc.,
  1st Mortgage, Series 1989,
                         10.125% 05/01/19                    1,221        1,184

 PA Delaware County Authority,
  Main Line and Haverford Nursing,
  Series 1992,
                          9.000% 08/01/22                      600          683

 WI State Health & Educational Facilities
  Authority, Metro Health Foundation, Inc.,
  Series 1993,
                         10.000% 11/01/22 (b)                1,300        1,300
                                                                       ---------
                                                                          7,426
                                                                       ---------

                         Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                       PAR        VALUE
--------------------------------------------------------------------------------
HOUSING - 11.1%
 Assisted Living/Senior - 1.0%
 FL Clearwater Housing Authority,
  Hampton Apartments, Series 1994,
                          8.250% 05/01/24                  $   700       $  752

 TX Bell County Health Facilities Development
  Corp., Care Institutions, Inc.,
                          9.000% 11/01/24                      500          560
                                                                       ---------
                                                                          1,312
                                                                       ---------

 Multi-Family - 3.7%
 FL Hialeah Housing Authority,
  Series 1991,
                          9.500% 11/01/21                      310          295

 FL State Housing Finance Agency,
  Windsong Apartments, Series 1993 C,
                          9.250% 01/01/19                      240          192
 MN White Bear Lake,
  Birch Lake Townhomes Project:
   Series 1989-A,
                         10.250% 07/15/19                      775          788

   Series 1989-B,
                         (c)     07/15/19 (d)                  721        1,353

  Resolution Trust Corp., Pass Through
  Certificates, Series 1993-A,
                          8.500% 12/01/16 (e)                2,124        2,216
                                                                       ---------
                                                                          4,844
                                                                       ---------

 Single Family - 6.4%
 IN State Housing Finance Authority,
  Single Family Mortgage-GNMA,
  Series 1990-D,
                           7.800% 01/01/22                     165          172

 LA Louisiana Housing Finance Agency,
  Residual Lien Mortgage, Series 1992,
                          7.375% 09/01/13 (c)                  805          846

 MA State Housing Finance Agency,
  Series 1988 B,
                          8.100% 08/01/23                      255          267

 NE State Investment Finance Authority,
                          7.550% 03/15/22 (a)                4,900        5,176

 NY State Mortgage Agency, Series F,
                          8.000% 10/01/17                       55           57

 OH State Housing Finance Agency,
  Series B-4, RIB (variable rate),
                          9.517% 03/31/31                    1,665        1,861
                                                                       ---------
                                                                          8,379
                                                                       ---------

                         Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------
OTHER - 4.8%
 Refunded/Escrowed (f) - 4.8%
 CO Denver City and County Airport:
  Series A,
                          8.500% 11/15/23                  $   175      $   198
  Series B,
                          7.250% 11/15/23                      205          233

 DC Hospital Revenue,
  Washington Hospital Center Corp.,
  Series 1990 A,
                          8.750% 01/01/15                      615          702

 DE State Economic Development Authority,
  Riverside Hospital,
  Series 1992 A,
                          9.500% 01/01/22                      230          300

 FL Pinellas County Health Facilities
  Sun Coast Health System,
  Sun Coast Hospital,
  Series 1990-A,
                          8.500% 03/01/20                      840          933

 MI Wayne County Building Authority,
  Series 1992 A,
                          8.000% 03/01/17                      250          289

 MN Mille Lacs Capital Improvement Authority,
  Mille Lacs Bond of Chippewa,
  Series 1992 A,
                          9.250% 11/01/12                      255          316

 MO Hannibal Industrial Development Authority,
  Regional Healthcare Systems,
  Series 1992,
                          9.500% 03/01/22                      250          306

 NC Lincoln County,
  Lincoln County Hospital,
                          9.000% 05/01/07                      170          206

 NY State Dormitory Authority,
  City University,
  Series 1990 A,
                          7.625% 07/01/20                      750          827

 NY State Medical Care Facilities
  Finance Agency, Mental Health
  Facilities Improvement,
  Series 1991-A,
                          7.500% 02/15/21                      900        1,006

 TX Bexar Metropolitan Water District,
                          5.000% 05/01/19                    1,000        1,013
                                                                       ---------
                                                                          6,329
                                                                       ---------

                         Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                         PAR        VALUE
--------------------------------------------------------------------------------
OTHER REVENUE - 1.6%
 Hotels - 0.3%
 MN Minneapolis,
  Holiday Inn Metrodome Project,
                          6.000% 12/01/01                  $   350      $   353
                                                                       ---------

 Industrial - 1.3%
 MN Brooklyn Park,
  TL Systems Corp.,
  Series 1991,
                         10.000% 09/01/16                      925        1,147

 MN Buffalo,
  Von Ruden Manufacturing, Inc.,
  Series 1989,
                         10.500% 09/01/14                      535          584
                                                                       ---------
                                                                          1,731
                                                                       ---------
 ................................................................................

RESOURCE RECOVERY - 0.2%
 Disposal - 0.2%
 MA State Industrial Finance Agency,
  Peabody Monofill Associates, Inc.,
  Series 1995,
                          9.000% 09/01/05                      240          268
                                                                       ---------

 ................................................................................

TAX-BACKED - 31.1%
 Local Appropriated - 0.7%
 CA San Diego County,
  Central Jail Project,
                          5.000% 10/01/25                    1,000          980
                                                                       ---------

 Local General Obligations - 10.5%
 CO El Paso County School District No. 11,
  Series 1996,
                          7.125% 12/01/19                    1,870        2,398

 CO Highlands Ranch Metropolitan District,
  Series 1996,
                          6.500% 06/15/11                    1,375        1,625

 IL Chicago,
  Series 1995 A-2,
                          6.250% 01/01/14                    1,480        1,691

 IL St. Clair County Public
  Building Commission,
                         (g)     12/01/13                    2,000          888

 MI Grand Ledge Public School District,
  Series 1995,
                          5.375% 05/01/24                    1,750        1,776

                     Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------

 NY New York City,
  Series 1997 A,
                          7.000% 08/01/07                  $ 2,000      $ 2,328

 PA Philadelphia School District,
  Series B,
                          5.500% 09/01/18                    2,000        2,053

 TN Metropolitan Government,
  Nashville & Davidson Counties,
                          6.150% 05/15/25                    1,000        1,091
                                                                       ---------
                                                                         13,850
                                                                       ---------

 Special Non-Property Tax - 7.7%
 FL Tampa Sports Authority,
  Tampa Bay Arena Project,
  Series 1995,
                          5.750% 10/01/25                    1,000        1,106

 NY New York City Transitional Finance
  Authority, Series A,
                          5.125% 08/15/21                    1,000          989

 NY State Local Government Assistance Corp.,
  Series 1993 E,
                          5.000% 04/01/21                    3,000        3,012

 PR Commonwealth of Puerto Rico
  Infrastructure Financing Authority,
  Series A,
                          5.000% 07/01/21                    4,000        3,940

 WV State Building Commission,
  Series 1997 A,
                          5.250% 07/01/09                    1,000        1,051
                                                                       ---------
                                                                         10,098
                                                                       ---------
 Special Property Tax - 0.8%
 CA Contra Costa County
  Public Financing Authority,
  Series 1992 A,
                          7.100% 08/01/22                    1,000        1,099
                                                                       ---------

 State Appropriated - 7.5%
 IN State Office Building Commission,
  Women's Prison,
  Series B,
                          6.250% 07/01/16                    2,820        3,250

 NY New York State Dormitory Authority,
  Consolidation City University,
  Series 1993-A,
                          5.750% 07/01/18                    5,000        5,381

                         Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                       PAR        VALUE
--------------------------------------------------------------------------------
TAX-BACKED - CONT.
 State Appropriated - Cont.
 NY State Medical Care Facilities Finance
  Agency, Mental Health Services Facilities
  Improvement, Series 1991-A,
                          7.500% 02/15/21                  $   100      $   111

 NY State Urban Development Corp.,
                          5.600% 04/01/15                    1,000        1,055
                                                                       --------
                                                                          9,797
                                                                       --------

 State General Obligations - 3.9%
 CA State,
                          5.750% 03/01/19                    2,000        2,097

 MA Massachusetts Bay Transportation
  Authority, Series A,
                          5.000% 03/01/19                    1,000          986

 PR Commonwealth of Puerto Rico
  Aqueduct & Sewer Authority:
                          6.250% 07/01/12                    1,000        1,163

                          6.250% 07/01/13                      750          878
                                                                       --------
                                                                          5,124
                                                                       --------
 ................................................................................

TRANSPORTATION - 15.7%
 Air Transportation - 1.8%
 IN Indianapolis Airport Authority,
  Federal Express Corp.,
  Series 1994,
                          7.100% 01/15/17                    1,000        1,126

 NY Port Authority of New York & New Jersey,
  JFK International Air Terminal, Series 6,
                          6.250% 12/01/08                    1,000        1,145
                                                                       --------
                                                                          2,271
                                                                       --------

 Airport - 2.2%
 CO Denver City and County Airport:
  Series A,
                          8.500% 11/15/23                    1,825        2,051
  Series B,
                          7.250% 11/15/23                      795          888
                                                                      ---------
                                                                          2,939
                                                                      ---------

 Toll Facilities - 10.7%
 CA Foothill/Eastern Transportation
  Corridor Agency,
  Series 1995 A,
                          5.000% 01/01/35                    1,000          945

                         Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------

 CA San Joaquin Hills Transportation
  Corridor Agency:
   Series A,
                         (g)     01/15/15                  $ 2,000       $  835
   Series 1993:
                         (g)     01/01/23                    5,250        1,463

                          6.750% 01/01/32                      500          564

 CO State Public Highway Authority,
  Arapahoe Co., E-470, Series B,
                         (g)     09/01/11                    2,000        1,023

 FL Orlando & Orange County Expressway,
  Series A,
                          5.125% 07/01/20                    5,000        5,000

 IL Chicago,
  Skyway Bridge,
  Series 1996,
                          5.375% 01/01/16                    1,750        1,778

 MA State Turnpike Authority,
  Series C,
                         (g)     01/01/18                    3,000        1,080

 NH State Turnpike Systems,
  Series 1991-C,  RIB (variable rate),
                          9.627% 11/01/17                    1,000        1,323
                                                                       --------
                                                                         14,011
                                                                       --------

 Transportation - 1.0%
 IL Regional Transportation Authority,
  Series C,
                          7.750% 06/01/20                    1,000        1,361
                                                                       --------

 ................................................................................
UTILITY - 16.4%
 Individual Power Producer - 1.3%
 FL Martin County Industrial
  Development Authority,
  Indiantown Cogeneration Project,
  Series 1994 A,
                          7.875% 12/15/25                    1,000        1,169

 NY IFA Brooklyn Navy Yard Bonds,
                          5.750% 10/01/36                      500          503
                                                                       --------
                                                                          1,672
                                                                       --------

 Investor Owned - 3.2%
 IN Petersburg Pollution Control,
  Indianapolis Power & Light Co.,
  Series 1993-B,
                          5.400% 08/01/17                    3,000        3,109

                         Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------
MULTIPLE BONDS - CONT.                                         PAR        VALUE
--------------------------------------------------------------------------------
UTILITY - CONT.
 Investor Owned - Cont.
 NY State Energy Research & Development
  Authority, Consolidated Edison Co.,
  Series 1991 A,
                          7.500% 01/01/26                  $ 1,000      $ 1,071
                                                                       --------
                                                                          4,180
                                                                       --------

 Joint Power Authority - 3.2%
 IN State Municipal Power Agency,
  Series B,
                          6.000% 01/01/12                    2,000        2,248

 MN Southern Minnesota
  Municipal Power Agency,
  Series A,
                          5.000% 01/01/16                    1,000          979

 UT Intermountain Power Agency,
  State Power Supply,
  Series A,
                          5.000% 07/01/23                    1,000          971
                                                                       --------
                                                                          4,198
                                                                       --------

 Municipal Electric - 3.3%
 CA Sacramento Municipal Utilities District,
  Series L,
                          5.125% 07/01/22                    1,850        1,832

 NC University of North Carolina at
  Chapel Hill,
                         (g)     08/01/14                    1,000          436
 OH Cleveland,
  Series 1996 1,
                          5.000% 11/15/24                    1,000          981

 TN Metropolitan Government,
  Nashville & Davidson Counties,
  Series 1996 A,
                         (g)     05/15/09                    1,825        1,079
                                                                       --------
                                                                          4,328
                                                                       --------

 Water & Sewer - 5.4%
 MA State Water Resources Authority,
  Series 1993-B,
                          5.000% 03/01/22                    1,000          976

 MS V Lakes Utility District,
                          8.250% 07/15/24                      140          112

 PA Erie Sewer Authority,
                          5.625% 06/01/17                    1,500        1,582

                         Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------

 SC Chester Metropolitan Water District,
                          5.000% 03/01/15                  $ 1,000      $   998

 TX Houston Water & Sewer System,
  Series D,
                          5.000% 12/01/17                    2,000        1,975

 TX Nueces River Authority,
  Corpus Christi Lake Texana Project,
                          5.250% 07/15/17                    1,500        1,517
                                                                       --------
                                                                          7,160
                                                                      ---------

TOTAL MUNICIPAL BONDS (cost of $117,138)(h)                             128,554
                                                                      ---------

SHORT-TERM OBLIGATIONS - 0.5%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (i)
 ID State Health Facilities Authority,
  St. Lukes Regional Medical Facility,
  Series 1995,
                          5.100% 05/01/22                  $   300      $   300

 IN Portage Economic Development Revision,
  Pedcor Investments,
  Series A,
                          4.250% 08/01/30                      200          200

 NC Craven County Industrial Facilities &
  Pollution Control Financing Authority,
  John Hancock Resource Recovery, Inc.,
  Series C,
                          5.150% 05/01/11                      200          200
                                                                       ---------
TOTAL SHORT-TERM OBLIGATIONS                                                700
                                                                       ---------

OTHER ASSETS & LIABILITIES, NET - 1.7%                                    2,249
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                    $131,503
                                                                      ---------
NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) These securiuties, or a portion thereof, with a total market value of $3,465 are being used to collateralize the open futures contracts.
(b) This is a restricted security which was acquired on February 25, 1996 at a cost of $1,432. This security represents 1.0% of the Fund's net assets as of December 31, 1997.
(c) Accrued intrest accumulates in the value of the security and is payable at redemption.
(d) The value of this security represents fair value as determined under procedures approved by the Trustees.
(e) Securities exempt from registration under Rule 144-A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $2,216 or 1.7% of net assets.

                         Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO - CONT.
--------------------------------------------------------------------------------

(f) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(g) Zero coupon bond.
(h) Cost for federal income tax purposes is $117,139.
(i) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of December 31, 1997.

               Acronym                    Name
               -------                    ----
                RIB                Residual Interest Bond

Short futures contracts open at December 31, 1997:

                      Par value                                 Unrealized
                     covered by             Expiration         depreciation
     Type             contracts                month            at 12/31/97
--------------------------------------------------------------------------------
   Treasury Bond       $ 2,500                 March               $ 40

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                DECEMBER 31, 1997

(in thousands except for per share amount)
ASSETS
Investments at value (cost $117,138)                          $ 128,554
Short-term obligations                                              700
                                                            -----------
                                                                129,254

Cash                                             $   39
Receivable for:
  Interest                                        2,232
  Investments sold                                    5
Other                                                 2           2,278
                                              ---------     -----------
    Total Assets                                                131,532

LIABILITIES
Payable for variation
  margin on futures                                  15
Accrued:
  Deferred Trustees fees                              2
Other                                                12
                                              ---------
    Total Liabilities                                                29
                                                            -----------

NET ASSETS  at value for 11,509
  shares of beneficial interest
  outstanding                                                 $ 131,503
                                                            -----------

Net asset value per share                                        $11.43
                                                            -----------

COMPOSITION OF NET ASSETS
Capital paid in                                               $ 127,931
Undistributed net investment income                                 107
Accumulated net realized loss                                    (7,911)
Net unrealized appreciation
  (depreciation) on:
    Investments                                                  11,416
    Open futures contracts                                          (40)
                                                            -----------
                                                              $ 131,503
                                                            ===========

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

(in thousands)
INVESTMENT INCOME
Interest                                                               $  8,156

EXPENSES
Management fee                                        $  821
Transfer agent                                            50
Bookkeeping fee                                           36
Trustees fee                                              16
Custodian fee                                              4
Audit fee                                                 32
Legal fee                                                 16
Reports to shareholders                                   10
Other                                                     58              1,043
                                                   ---------        -----------
       Net Investment Income                                              7,113
                                                                    -----------

NET REALIZED & UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain
(loss) on:
  Investments                                          1,657
  Closed futures contracts                                (7)
                                                  ----------
  Net Realized Gain                                                       1,650

Net unrealized appreciation (depreciation)
 during the period on:
  Investments                                          4,957
  Open futures contracts                                 (40)
                                                  ----------
  Net Unrealized Appreciation                                             4,917
                                                                   ------------
           Net Gain                                                       6,567
                                                                   ------------
 Increase in Net Assets from Operations                                $ 13,680
                                                                   ============

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                          Year ended
                                                          December 31
(in thousands)                                   --------------------------
INCREASE (DECREASE) IN NET ASSETS                     1997           1996
Operations:
Net investment income                             $   7,113       $   7,153
Net realized gain (loss)                              1,650          (1,473)
Net unrealized appreciation (depreciation)            4,917            (578)
                                                  -------------------------
    Net Increase from Operations                     13,680           5,102

Distributions:
From net investment income                           (7,302)         (7,095)
                                                  --------------------------
        Total Increase (Decrease)                     6,378          (1,993)

NET ASSETS
Beginning of period                                 125,125         127,118
                                                  --------------------------
End of period (including undistributed net
  investment income of $107 and $277,
  respectively)                                   $ 131,503       $ 125,125
                                                  ==========================
NUMBER OF FUND SHARES
Outstanding at end of period                         11,509          11,509
                                                  ==========================

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

NOTE 1. ACCOUNTING POLICIES
 ................................................................................

Organization: Colonial Investment Grade Municipal Trust (the Fund), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

                 Notes to Financial Statements/December 31, 1997
--------------------------------------------------------------------------------

Interest income, debt discount and premium: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................
Management fee: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

Bookkeeping fee: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

Other: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
 ................................................................................
Investment activity: During the year ended December 31, 1997, purchases and sales of investments, other than short-term obligations, were $27,564,912 and $26,445,771, respectively.

Unrealized appreciation (depreciation) at December 31, 1997, based on cost of investments for both financial statement and federal income tax purposes was:

                   Gross unrealized appreciation               $12,077,497
                   Gross unrealized depreciation                  (662,790)
                                                          -----------------
                     Net unrealized appreciation               $11,414,707
                                                          =================

                 Notes to Financial Statements/December 31, 1997
--------------------------------------------------------------------------------
NOTE 3.  PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------

Capital loss carryforwards: At December 31, 1997, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:


              Year of                   Capital loss
              expiration                carryforward
              --------                  -------------
               2001                       1,615,000
               2002                       2,046,000
               2003                       2,611,000
               2004                       1,454,000
                                        ------------
                                        $ 7,726,000
                                        ============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other: The Fund had greater than 10% of its net assets at December 31, 1997, invested in New York.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                 Year ended December 31
                                     -------------------------------------------
                                           1997           1996           1995
                                     -----------    -----------    -----------
Net asset value -
   Beginning of period                  $ 10.870       $ 11.050       $  9.930
                                     -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                      0.620          0.630          0.644
Net realized and
  unrealized gain(loss)                    0.575         (0.193)         1.111
                                     -----------    -----------    -----------
   Total from Investment
      Operations                           1.195          0.437          1.755
                                     -----------    -----------    -----------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment income                (0.635)        (0.617)        (0.635)
                                     -----------    -----------    -----------
Net asset value -
   End of period                        $ 11.430       $ 10.870       $ 11.050
                                     ===========    ===========    ===========
Market price per share                  $ 10.560       $ 10.130       $  9.880
                                     ===========    ===========    ===========
Total return based on
  net asset value (a)                      11.61%          4.60%         18.63%
                                     ===========    ===========    ===========
Total return based on
  market value (b)                         10.76%          9.06%         13.87%
                                     ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                0.83%          0.88%          1.08%
Net investment income (c)                   5.63%          5.80%          6.08%
Portfolio turnover                            21%            20%            37%
Net assets at end
of period (000)                         $131,503       $125,125       $127,118

(a) Total return at net asset value assuming all distributions reinvested.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                    Year ended December 31
                                                 ------------------------------
                                                      1994            1993
                                                 -------------    ------------
Net asset value -
   Beginning of period                           $     11.050     $     10.960
                                                 ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.673            0.788
Net realized and
  unrealized gain (loss)                               (1.121)           0.090
                                                 ------------     ------------
   Total from Investment
      Operations                                       (0.448)           0.878
                                                 ------------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                                               (0.672)          (0.788)
                                                 ------------     ------------
Net asset value -
   End of period                                 $      9.930     $     11.050
                                                  ===========    =============

Market price per share                           $      9.250     $     10.750
                                                  ===========    =============
Total return based on
  net asset value (a)                                   (4.08)%           7.75%
                                                  ===========    =============
Total return based on
  market value (b)                                      (8.12)%          (2.16)%
                                                  ===========    =============

RATIOS TO AVERAGE NET ASSETS
Expenses                                                 0.94%            0.87%
Net investment income                                    6.46%            7.08%
Portfolio turnover                                         34%              35%
Net assets at end
of period (000)                                  $    114,260     $    127,213

(a) Total return at net asset value assuming all distributions reinvested.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

--------------------------------------------------------------------------------
Federal income tax information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.

                        REPORT OF INDEPENDENT ACCOUNTANTS

T0 THE TRUSTEES AND SHAREHOLDERS OF COLONIAL INVESTMENT GRADE MUNICIPAL TRUST

   In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Investment Grade Municipal Trust (the Fund) at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at December 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts
February 9, 1998

--------------------------------------------------------------------------------
                            NOTICE TO SHAREHOLDERS OF
                    COLONIAL INVESTMENT GRADE MUNICIPAL TRUST

At their meeting in August, 1997, the Trustees of your Trust amended the Trust's Dividend Reinvestment Plan to conform the Plan more closely to those of the other Colonial closed-end Funds.

The Amended Plan now provides that the Trust may issue new shares at the higher of net asset value or 95% of market value for reinvestment of dividends, rather than requiring the Plan Agent to purchase Trust shares in the open market. Under the former Plan, the Plan Agent would reinvest dividends in shares purchased in the open market, at market price. If, when the Plan Agent was reinvesting dividends, the price of shares in the open market was at or above the Trust's net asset value, shareholders would have received fewer shares than if the Trust had issued new shares at the higher of net asset value or 95% of market value.

In the future, if shares of the Trust are trading in the open market at a discount to net asset value greater than 5% when the Plan Agent is reinvesting dividends, the Plan Agent will continue the current practice of buying shares at market price for dividend reinvestment.

The Trustees also amended the Plan so that when future changes are made to the Plan, shareholders will receive 30 (rather than 90) days' notice of the changes. The 30-day requirement is consistent with the notice requirement (adopted in
1989) of other Plans for shareholders in other Colonial closed-end Funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           DIVIDEND REINVESTMENT PLAN

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of Fund shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. However, if the market price of shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares. The aggregate market value of the shares may constitute taxable income to shareholders for federal income tax purposes.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan.

A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to The First National Bank of Boston, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.
--------------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Investment Grade Municipal Trust is:
The First National Bank of Boston
100 Federal Street
Boston, MA 02110
1-617-575-3120
1-800-730-6001

Colonial Investment Grade Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Investment Grade Municipal Trust.

--------------------------------------------------------------------------------
                                    TRUSTEES
ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C. S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

                                                    IG-02/690E-1297   M   (2/98)
--------------------------------------------------------------------------------